Swan Hedged Equity US Large Cap ETF
Schedule of Investments
February 28, 2023 (Unaudited)
	Shares	Value
INVESTMENT COMPANIES — 91.3%
Exchange Traded Funds — 91.3%
SPDR S&P 500 ETF Trust (a)(b)	270,554	$107,209,728
TOTAL EXCHANGE TRADED FUNDS (Cost $99,369,935)		107,209,728

MONEY MARKET FUNDS — 1.1%
First American Government Obligations Fund - Class X, 4.37% (c)	1,330,574	1,330,574
TOTAL MONEY MARKET FUNDS (Cost $1,330,574)		1,330,574

	Number of
	Contracts (d)		Notional Value
PURCHASED OPTIONS — 14.8%
PURCHASED CALL OPTIONS — 7.2%
SPDR S&P 500 ETF Trust
Expiration: December 2023, Exercise Price: $395 (e)	1,500	5,156,250	$59,439,000
Expiration: December 2024, Exercise Price: $455 (e)	1,346	3,297,700	53,336,596
Expiration: December 2024, Exercise Price: $465 (e)	8	16,400	317,008
		8,470,350
PURCHASED PUT OPTIONS — 7.6%
SPDR S&P 500 ETF Trust
Expiration: December 2023, Exercise Price: $355 (e)	1,500	1,816,500	59,439,000
Expiration: December 2024, Exercise Price: $375	2,692	6,999,200	106,673,192
Expiration: December 2024, Exercise Price: $400	16	55,200	634,016
		8,870,900
TOTAL PURCHASED OPTIONS ($22,985,424)		17,341,250

TOTAL INVESTMENTS ($122,985,933) — 107.2%		125,881,552
Liabilities in Excess of Other Assets — (7.2)%		(8,406,904)
TOTAL NET ASSETS — 100.0%		$117,474,648

Percentages are stated as a percent of net assets.
SPDR	Standard & Poor's Depositary Receipt
(a)
Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.

(b)	All or a portion of this security is segregated or earmarked as collateral for written options. The amount as of period end is $107,209,728.
(c)	The rate shown is the seven-day yield at period end.
(d)	Each contract has a multiplier of 100.
(e)	Held in connection with a written option, see Schedule of Written Options for more detail.

Swan Hedged Equity US Large Cap ETF
Schedule of Written Options
February 28, 2023 (Unaudited)
	Number of
	Contracts (a)	Value	Notional Value
WRITTEN OPTIONS - 9.0%
WRITTEN CALL OPTIONS - 6.8%
SPDR S&P 500 ETF Trust
Expiration: December 2023, Exercise Price: $375	1,500	$7,173,000	$59,439,000
Expiration: December 2024, Exercise Price: $515	8	6,000	317,008
Expiration: December 2024, Exercise Price: $520	1,346	868,170	53,336,596
		8,047,170
WRITTEN PUT OPTIONS — 2.2%
SPDR S&P 500 ETF Trust
Expiration: December 2023, Exercise Price: $375	1,500	2,539,500	59,439,000
		2,539,500
TOTAL WRITTEN OPTIONS (Premiums Received $12,498,188)		$10,586,670

Percentages are stated as a percent of net assets.
SPDR	Standard & Poor's Depositary Receipt
(a)	Each contract has a multiplier of 100.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of February 28, 2023:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Exchange Traded Funds	$107,209,728	$-	$-	$107,209,728
Money Market Funds	1,330,574	-	-	1,330,574
Purchased Options	-	17,341,250	-	17,341,250
Total Investments - Assets	$108,540,302	$17,341,250	$-	$125,881,552
Other Financial Instruments - Liabilities:
Written Options	$-	$10,586,670	$-	$10,586,670